SCHEDULE OF OTHER ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid VAT taxes	$ 1,176,771	$ 555,929
Other receivables	186,840	8,933
Consumables and spare parts	121	136,623
Prepaid expenses	18,750	238,516
Prepayment and other current assets	1,504,101	940,001
Prepaid to well equipment	635,052	545,908
Deposit and others	268,666	250,000
Durable spare parts	114,528	123,611
Other non-current assets	$ 1,018,246	$ 919,519